Employee and key management information - Narrative (Details) $ in Millions	12 Months Ended
	Jul. 31, 2021 USD ($) employee	Jul. 31, 2020 USD ($) employee	Jul. 31, 2019 USD ($) employee
Disclosure of analysis of single amount of discontinued operations [line items]
Staff costs | $	$ 3,143	$ 2,891	$ 2,896
Average number of employees | employee	29,538	29,632	30,542
Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Staff costs | $	$ 124	$ 246	$ 267
Average number of employees | employee	2,386	5,005	5,397